Investments in U.S. Residential Developments - Ownership Interests and Carrying Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about investments [line items]
Total current assets	$ 251,422	$ 94,410
Non-current assets	8,897,195	7,080,424
Total liabilities	430,365	428,278
Non-current liabilities	5,657,183	5,003,318
Net income	449,527	116,413	[1]
Investments in U.S. residential developments
Disclosure of detailed information about investments [line items]
Total current assets	27,392	21,122
Non-current assets	595,213	624,465
Total liabilities	23,063	29,901
Non-current liabilities	0	10,360
Net assets (liabilities)	599,542	605,326
Tricon's share of net assets	143,153	164,842		$ 300,653
Revenue	18,535	32,992
Expenses	(6,748)	(22,426)
Fair value gains	111,332	(73,349)
Net income	123,119	(62,783)
Tricon's share of net income	$ 31,726	$ (61,776)
Tricon Housing Partners US LP
Disclosure of detailed information about investments [line items]
Tricon's ownership %	68.00%	68.00%
Total current assets	$ 702	$ 613
Non-current assets	41,428	59,171
Total liabilities	151	87
Non-current liabilities	0	0
Net assets (liabilities)	41,979	59,697
Tricon's share of net assets	23,943	36,054
Revenue	13,240	8,746
Expenses	(243)	(447)
Fair value gains	(7,725)	(49,279)
Net income	5,272	(40,980)
Tricon's share of net income	$ 3,604	$ (32,839)
Tricon Housing Partners US II LP
Disclosure of detailed information about investments [line items]
Tricon's ownership %	8.00%	8.00%
Total current assets	$ 9,951	$ 15,482
Non-current assets	45,806	58,376
Total liabilities	7,525	10,526
Non-current liabilities	0	0
Net assets (liabilities)	48,232	63,332
Tricon's share of net assets	13,301	23,580
Revenue	1,968	1,898
Expenses	(1,979)	(2,124)
Fair value gains	12,161	(29,900)
Net income	12,150	(30,126)
Tricon's share of net income	$ 740	$ (3,302)
Viridian Equity LP
Disclosure of detailed information about investments [line items]
Tricon's ownership %	18.00%	18.00%
Total current assets	$ 4	$ 4
Non-current assets	117,622	139,301
Total liabilities	4	4
Non-current liabilities	0	0
Net assets (liabilities)	117,622	139,301
Tricon's share of net assets	21,108	24,854
Revenue	0	0
Expenses	0	0
Fair value gains	40,722	9,269
Net income	40,722	9,269
Tricon's share of net income	$ 7,455	$ 1,518
McKinney Project Equity LLC
Disclosure of detailed information about investments [line items]
Tricon's ownership %	44.00%	44.00%
Total current assets	$ 0	$ 0
Non-current assets	109,987	112,180
Total liabilities	0	0
Non-current liabilities	0	0
Net assets (liabilities)	109,987	112,180
Tricon's share of net assets	48,187	37,980
Revenue	0	0
Expenses	0	0
Fair value gains	1,220	13,955
Net income	1,220	13,955
Tricon's share of net income	$ 11,700	$ (5,000)
THPAS Holdings JV-1 LLC
Disclosure of detailed information about investments [line items]
Tricon's ownership %	11.00%	11.00%
Total current assets	$ 13,871	$ 1,394
Non-current assets	109,432	63,101
Total liabilities	834	206
Non-current liabilities	0	0
Net assets (liabilities)	122,469	64,289
Tricon's share of net assets	13,617	6,427
Revenue	844	0
Expenses	(2,200)	(895)
Fair value gains	686	7,850
Net income	(670)	6,955
Tricon's share of net income	652	0
Remaining investments
Disclosure of detailed information about investments [line items]
Total current assets	2,864	3,629
Non-current assets	170,938	192,336
Total liabilities	14,549	19,078
Non-current liabilities	0	10,360
Net assets (liabilities)	159,253	166,527
Tricon's share of net assets	22,997	35,947
Revenue	2,483	22,348
Expenses	(2,326)	(18,960)
Fair value gains	64,268	(25,244)
Net income	64,425	(21,856)
Tricon's share of net income	$ 7,575	$ (22,153)
Remaining investments | Minimum
Disclosure of detailed information about investments [line items]
Tricon's ownership %	7.00%	7.00%
Remaining investments | Maximum
Disclosure of detailed information about investments [line items]
Tricon's ownership %	20.00%	20.00%

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.